LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                Lincoln New York Account N for Variable Annuities
                          ChoicePlus Assurance (Bonus)

                    Supplement to the May 1, 2007 Prospectus


This Supplement outlines certain changes to your Lincoln ChoicePlus Assurance (Bonus) variable annuity prospectus. It is for informational purposes and requires no action on your part.

The table presented below replaces the Separate Account Annual Expenses section of the Expense Table, and also the table in the Deductions from the VAA paragraph of the Charges and Other Deductions section in your current prospectus.

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):

                                          Enhanced Guaranteed Minimum         Guarantee of Principal
                                             Death Benefit (EGMDB)                Death Benefit       Account Value Death Benefit
                                         -----------------------------   --------------------------- ------------------------------
Mortality and expense risk charge
 risk charge                                     1.65%                                1.40%                       1.35%
Administrative charge                            0.15%                                0.15%                       0.15%
                                                 -----                                -----                       -----
Total annual charge for each subaccount*         1.80%                                1.55%                       1.50%

*For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.

In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.


                Please keep this Supplement for future reference.